LOANS PAYABLE AND NOTES PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
LOANS PAYABLE AND NOTES PAYABLE

NOTE 8 – LOANS PAYABLE AND NOTES PAYABLE

On December 31, 2024, the Company entered into a promissory note agreement amending the terms of existing loan agreements with outstanding balances of CNY 3,931,167 (approximately $538,568). and CNY 2,096,172 (approximately $287,174), including an extension of the maturity date to December 31, 2029. As a result, the outstanding balances are classified as “Notes Payable”. These notes are unsecured, non-interest-bearing, and with a maturity date of December 31, 2029. In prior periods, these balances are presented as “Loan Payables” consistent with the classification applicable at that time.

On March 24, 2025, the Company borrowed CNY 2,800,000 ($386,042) from the unrelated third party pursuant to a loan agreement. The loan is unsecured, non-interest-bearing, with a maturity date of December 9, 2027.

On March 31, 2025, the Company entered into a Tripartite Debt Assignment Agreement with Mr. Barry Wan (a related party) and the unrelated party, pursuant to which the CNY 2,096,172 ($288,860) note, the CNY 2,800,000 ($385,850) loan, and the CNY 3,931,167 ($541,730) note; were legally assigned to Mr. Wan. Following the assignment, Mr. Wan became the holder of the obligations under the same terms and conditions. (Refer to Note 9 for details)

As of September 30, 2025 and March 31, 2025, there was no outstanding balance of the Notes Payable and loans payable to unrelated third party.

NOTE 8 – LOANS PAYABLE AND NOTES PAYABLE

The Company has outstanding loans payable to one unrelated third party in the amount of $nil and $419,229 as of March 31, 2025 and 2024, respectively. These loans were unsecured, non-interest-bearing, had a maturity date of October 19, 2026.

On December 31, 2024, the Company entered into a promissory note agreement amending the terms of existing loan agreements with outstanding balances of CNY 3,931,167 (approximately $538,568). and CNY 2,096,172 (approximately $287,174), including an extension of the maturity date to December 31, 2029 As a result, the outstanding balances are classified as “Notes Payable”. These notes are unsecured, non-interest-bearing, and with a maturity date of December 31, 2029. In prior periods, these balances are presented as “Loan Payables” consistent with the classification applicable at that time.

On March 24, 2025, the Company borrowed CNY 2,800,000 ($386,042) from the unrelated third party pursuant to a loan agreement. The loan is unsecured, non-interest-bearing, with a maturity date of December 9, 2027.

On March 31, 2025, the Company entered into a Tripartite Debt Assignment Agreement with Mr. Barry Wan (a related party) and the unrelated party, pursuant to which the CNY 2,096,172 ($288,860) note, the CNY 2,800,000 ($385,850) loan, and the CNY 3,931,167 ($541,730) note; were legally assigned to Mr. Wan. Following the assignment, Mr. Wan became the holder of the obligations under the same terms and conditions. (Refer to Note 9 for details)

As of March 31, 2025, there was no outstanding balance of the Notes Payable and loans payable to unrelated third party. As of March 31, 2025 and 2024, the outstanding notes and loans payable to unrelated third parties were $nil and $nil, respectively.